Acquisitions and Other Agreements - Additional Information 2 (Detail)	12 Months Ended						12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Ascent [Member]	Jan. 24, 2012 Ascent [Member] USD ($)	Jan. 24, 2012 Ascent [Member] AUD	Dec. 31, 2012 Ascent [Member] General and Administrative [Member] USD ($)	Jan. 24, 2012 Ascent [Member] Minimum [Member]	Jan. 24, 2012 Ascent [Member] Maximum [Member]	May 25, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] EUR (€)	Jun. 30, 2011 Specifar [Member] USD ($)	Dec. 31, 2013 Specifar [Member] USD ($)	Dec. 31, 2012 Specifar [Member] USD ($)	Dec. 31, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] EUR (€)	May 25, 2011 Specifar [Member] Paomar P L C [Member]	Dec. 31, 2012 Specifar [Member] Esomeprazole Product Rights [Member] USD ($)	Dec. 31, 2012 Specifar [Member] IPR&D [Member] USD ($)
Business Acquisition [Line Items]
Business acquisition date				Jan. 24, 2012									May 25, 2011
Business acquisition, purchase price, including working capital adjustments					$ 392,600,000	376,600,000										$ 559,500,000
Estimated weighted average useful life	10 years 9 months 18 days			9 years									7 years
Discount rate used to present value product right intangible assets								7.50%	10.00%
Acquisition-Related Expenses			6,500,000				5,000,000
Business acquisition, purchase price										561,700,000	400,000,000
Working capital adjustment										2,200,000	1,500,000
Percentage of shares held in subsidiary																100.00%	100.00%	100.00%
Contingent consideration obligation																	40,000,000
Payment of long-term debt assumed in acquisition	3,229,500,000	679,700,000	428,800,000									28,800,000
Impairment loss related to a manufacturing facility														40,300,000
Step-up in the value of inventories															10,000,000
Discount rate used to present value of IPR&D projects																17.00%	17.00%
Impairment charge													13,900,000	117,800,000					16,800,000	101,000,000
Fair value of contingent consideration																35,500,000
Fair value adjustments														$ 27,500,000